Alger Balanced Portfolio Average Annual Total Returns - Class I2 [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Bloomberg U.S. Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.88%	(0.59%)	2.16%
Class I-2
Prospectus [Line Items]
Average Annual Return, Percent		16.15%	11.02%	10.41%
Performance Inception Date	Sep. 05, 1989